Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Accounts receivable	$ 7,029	$ 5,525
Prepayments, deposits and other receivables	23,346	16,436
Due from immediate holding company	1,400,612	1,057,007
Financial assets at fair value through profit or loss	24,987
Tax recoverable		2,327
Other assets	609	1,020
Restricted cash		135
Cash and bank balances	62,872	120,234
Total current assets	1,519,455	1,202,684
Non-current assets
Property, plant and equipment	291,449	70,054
Intangible assets	119,381	118,423
Financial assets at fair value through profit or loss	139,633	79,607
Interests in joint ventures		15,822
Total non-current assets	550,463	283,906
Total assets	2,069,918	1,486,590
Current liabilities
Accounts payable	3,640	9,382
Bank borrowings	63,539	65,793
Other payables and accruals	10,396	19,260
Due to a non-controlling shareholder	63,019	55,803
Provisions		3,866
Tax payable	2,539	2,956
Total current liabilities	143,133	157,060
Non-current liabilities
Bank borrowings	219,434	30,373
Deferred tax liabilities	5,658	5,583
Provisions	1,664
Total non-current liabilities	226,756	35,956
Total liabilities	369,889	193,016
Equity
Treasury shares	(734,658)	(734,658)
Capital reserve	1,175,546	924,348
Exchange reserve	10,148	2,671
Retained profits	906,576	859,849
Total equity attributable to ordinary shareholders of the Company	1,357,660	1,052,258
Non-controlling interests	108,124	7,078
Perpetual securities	234,245	234,238
Total equity	1,700,029	1,293,574
Total liabilities and equity	2,069,918	1,486,590
Class A Ordinary Shares
Equity
Ordinary shares, value	22	22
Class B Ordinary Shares
Equity
Ordinary shares, value	$ 26	$ 26